FINANCIAL INSTRUMENTS - Net Investment Hedge (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 30, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Gain (loss) recognized in current earnings
Amount of ineffectiveness from net investment hedge in earnings | $	$ 0.0
Senior notes due March 2025 at 1.25%
Gain (loss) recognized in current earnings
Senior notes issued | €		€ 500
Interest rate of senior notes (as a percent)		1.25%
Net Investment Hedge | Designated
Gain (loss) recognized in current earnings
Foreign currency denominated debt | $	$ (63.7)
Net Investment Hedge | Designated | Senior notes due March 2025 at 1.25%
Gain (loss) recognized in current earnings
Senior notes issued | €		€ 500
Interest rate of senior notes (as a percent)		1.25%